Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2015
Certain risks and concentration [Abstract]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements
	December 31,
	2014	2015
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	305,405	403,722
Short-term deposits	1,002,020	250,000
Restricted short-term deposits	100,000	110,000
Accounts receivable, net	243,529	127,365
Inventory	1,445	14,385
Amounts due from related parties	43,816	5,164
Prepayments and other current assets	113,939	117,536
Deferred tax assets	85,004	87,492
Total current assets	1,895,158	1,115,664

Non-current assets
Deferred tax assets	1,392	3,363
Investments	63,220	285,292
Property and equipment, net	227,372	292,340
Intangible assets, net	133,888	110,214
Goodwill	298,802	136,066
Other non-current assets	31,520	1,932,356
Total non-current assets	756,194	2,759,631

Total assets	2,651,352	3,875,295

	December 31,
	2014	2015
	RMB	RMB

Liabilities
Current liabilities
Accounts payable	101,160	108,500
Deferred revenue	354,987	385,300
Advances from customers	25,897	45,189
Income taxes payable	65,162	80,978
Accrued liabilities and other current liabilities	357,464	579,760
Amounts due to related parties	30,892	23,684

Total current liabilities	935,562	1,223,411

Non-current liabilities
Long-term payable	183,000	-
Deferred revenue	24,383	20,752
Deferred tax liabilities	26,709	12,592

Total non-current liabilities	234,092	33,344

Total liabilities	1,169,654	1,256,755

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net revenues	1,669,852	3,543,994	5,821,305
Net income	486,095	1,136,570	1,267,111

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net cash provided by operating activities	845,198	1,313,521	2,164,953
Net cash used in investing activities	(592,390)	(994,574)	(2,251,207)
Net cash provided by financing activities	-	-	704,298
	252,808	318,947	618,044

Summary of the percentage of accounts receivable from collection agencies, sub-licensed platforms and advertising customers with over 10% of total accounts receivable
	December 31,
	2014	2015
	RMB	RMB
Collection agencies and advertising customers
B1	57%	35%
B2	*	12%
B3	*	11%

*	Less than 10%